Organization and Principal Activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Mar. 28, 2018 USD ($) $ / shares shares	Mar. 28, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Sep. 30, 2017 USD ($) shareholder shares	Sep. 30, 2017 CNY (¥) shareholder shares	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Dec. 31, 2017 shares	Sep. 30, 2017 CNY (¥)
Organization and Principal Activities
Cash consideration from issuance of redeemable convertible preferred shares							$ 269,443	¥ 1,840,295
Net proceeds from the IPO	$ 153,537	¥ 1,048,660					153,537	1,048,660
Deferred IPO costs | ¥								26,752
IPO
Organization and Principal Activities
Deferred IPO costs	$ 3,917	¥ 26,752
Shareholders of Variable Interest Entities
Organization and Principal Activities
Cash distributions							$ 328,392	¥ 2,242,914
Class B ordinary shares | Mr. Zhang, Founder
Organization and Principal Activities
Number of shares transferred			142,642,550	142,642,550
Cash consideration from shares transferred			$ 23,869	¥ 163,023
Class B ordinary shares | Happy Edu Inc
Organization and Principal Activities
Shares issued (in shares)									2,439,484,566
Class A ordinary shares
Organization and Principal Activities
Shares repurchased (in shares)					94,897,359	94,897,359
Cash consideration for shares repurchased | $					$ 13,028
Class A ordinary shares | IPO
Organization and Principal Activities
Shares issued (in shares)	652,000,000	652,000,000
Class A ordinary shares | Shareholders of Variable Interest Entities
Organization and Principal Activities
Shares issued (in shares)									94,897,359
Series A redeemable convertible preferred shares
Organization and Principal Activities
Shares repurchased (in shares)					341,256,445	341,256,445
Cash consideration for shares repurchased | $					$ 46,850
Number of Shareholders | shareholder					3	3
Series A redeemable convertible preferred shares | Shareholders of Variable Interest Entities
Organization and Principal Activities
Shares issued (in shares)									1,890,686,563
Series A1 redeemable convertible preferred shares
Organization and Principal Activities
Shares issued (in shares)					1,840,535,677	1,840,535,677
Cash consideration from issuance of redeemable convertible preferred shares					$ 269,478	¥ 1,840,536
Issuance cost					$ 35					¥ 241
Series A1 redeemable convertible preferred shares | Shareholders of Variable Interest Entities
Organization and Principal Activities
Shares issued (in shares)									35,757,200
American depositary shares | IPO
Organization and Principal Activities
Shares issued (in shares)	16,300,000	16,300,000
Share price (in dollars per share) | $ / shares	$ 11.00